Intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Disclosure of Intangible Assets

	Port Concession Rights 1	Software License	Others	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block

As at April 1, 2020	6,013	3,579	3,617	13,209

Additions	15	78	322	415
Transfers from Property, Plant and Equipment	—	28	—	28
Disposals/Adjustments	—	(64)	—	(64)
Foreign exchange difference	—	(28)	(107)	(135)

As at March 31, 2021	6,028	3,593	3,832	13,453	178

Additions	6	157	—	163	2
Transfers from Property, Plant and Equipment	1	112	—	113	1
Disposals/Adjustments	—	(2)	—	(2)	0
Foreign exchange difference	—	70	(149)	(79)	(1)

As at March 31, 2022	6,035	3,930	3,683	13,648	180

Accumulated depreciation, depletion, amortization and impairment
As at April 1, 2020	1,578	3,096	745	5,419
Charge for the year	230	147	305	682
Transfers from Property, Plant and Equipment	—	3	—	3
Disposals/Adjustments	—	(64)	—	(64)
Foreign exchange difference	—	(31)	(37)	(68)

As at March 31, 2021	1,808	3,151	1,013	5,972	79

Charge for the year	230	175	298	703	9
Transfers from Property, Plant and Equipment	—	11	—	11	0
Disposals/Adjustments	—	(2)	—	(2)	0
Foreign exchange difference	—	62	(64)	(2)	0

As at March 31, 2022	2,038	3,397	1,247	6,682	88

Net book value / Carrying amount
As at April 1, 2020	4,435	483	2,872	7,790
As at March 31, 2021	4,220	442	2,819	7,481
As at March 31, 2022	3,997	533	2,436	6,966	92

(1)	Vizag General Cargo Berth Private Limited (VGCB), a special purpose vehicle and wholly owned by the Company, was incorporated for the coal berth mechanization and upgradation at Visakhapatnam port.
The project was to be carried out on a design, build, finance, operate, transfer basis and the concession agreement between Visakhapatnam Port Trust (‘VPT’) and VGCB was signed in June 2010. In October 2010, VGCB was awarded with the concession after fulfilling conditions stipulated as a precedent to the concession agreement. VPT has provided, in lieu of license fee, an exclusive license to VGCB for designing, engineering, financing, constructing, equipping, operating, maintaining, and replacing the project/project facilities and services. The concession period is

for
30
years from the date of the award. The upgraded capacity is
 10.18
mmtpa and the VPT would be entitled to receive
 38.10%
share of the gross revenue as royalty. VGCB is entitled to recover a tariff from the user(s) of the project facilities and services as per its Tariff Authority for Major Ports (TAMP) notification. The tariff rates are linked to the Wholesale Price Index (WPI) and would accordingly be adjusted as specified in the concession agreement every year. The ownership of all infrastructure assets, buildings, structures, berths, wharfs, equipment and other immovable and movable assets constructed, installed, located, created or provided by VGCB at the project site and/or in the port’s assets pursuant to concession agreement would be with VGCB until expiry of this concession agreement. The cost of any repair, replacement or restoration of the project facilities and services shall be borne by VGCB during the concession period. VGCB has to transfer all its rights, titles and interest in the project facilities and services free of cost to VPT at the end of the concession period. Intangible asset of port concession rights represents consideration for construction services. No revenue from construction contract of service concession arrangements on exchanging construction services for the port concession rights was recognized for the year
s
ended March 31, 2020, March 31, 2021 and March 31, 2022.